INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(7,206,659)	(5,467,559)	(6,727,284)
PRC	(47,256,605)	(35,026,914)	(35,730,880)
Hong Kong	(52,351)	(27,777)	(41,399)
Loss before income taxes	(54,515,615)	(40,522,250)	(42,499,563)

Schedule of Income Tax Expense (Benefit)

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC
Current income tax expense	130,635	1,081	—
Deferred income tax benefit	(6,052,019)	(6,812,790)	(6,401,691)
Total income tax benefit	(5,921,384)	(6,811,709)	(6,401,691)

Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Computed “expected” income tax benefit	(13,628,904)	(10,130,563)	(10,624,891)
Increase in valuation allowance	6,084,383	(2,014,183)	8,623,561
Entities not subject to income tax	1,429,868	606,823	989,238
Non-deductible expenses
Entertainment	192,298	177,509	291,380
Share-based compensation	364,939	767,010	702,933
Other non-deductible expenses	1,625,037	4,186,105	(6,287,462)
Disposal of equity interests in subsidiaries	(1,577,200)	—	—
Other	(411,805)	(404,410)	(96,450)
Actual income tax benefit	(5,921,384)	(6,811,709)	(6,401,691)

Schedule of Components of Deferred Income Tax Assets and Liabilities

	December 31,	December 31,
	2023	2024
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	38,132,866	48,344,761
Impairment and investment loss of long-term investments	10,598,946	10,598,946
Lease liabilities	5,651,718	8,801,622
Provision for loan receivable and other receivables	2,927,994	2,927,994
Accrued expenses and other payables	1,781,265	2,173,427
Property and equipment, net	26,010	265,165
Donation	2,500,000	—
Total gross deferred income tax assets	61,618,799	73,111,915
Less: valuation allowance	(47,255,513)	(53,311,495)
Total deferred income tax assets, net	14,363,286	19,800,420
Deferred income tax liabilities:
Intangible assets	14,721,528	10,413,194
Right-of-use assets	5,346,529	8,359,975
Contract cost assets	6,361,742	6,692,073
Total gross deferred income tax liabilities	26,429,799	25,465,242
Net deferred income tax liabilities	12,066,513	5,664,822

Summary of Movements of Valuation Allowance

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the period	48,897,848	51,769,696	47,255,513
Additions	6,084,383	(2,014,183)	8,555,982
Reduction due to expiration of temporary difference	(2,500,000)	(2,500,000)	(2,500,000)
Reduction as a result of deconsolidation of subsidiaries	(712,535)	—	—
Balance at the end of the period	51,769,696	47,255,513	53,311,495